Other Information	3 Months Ended
Jun. 30, 2011
Other Information
Other Information

PART II - OTHER INFORMATION

ITEM 1. LEGAL PROCEEDINGS

From time to time, we may become party to litigation or other legal proceedings that we consider to be a part of the ordinary course of our business. We are not currently involved in legal proceedings that could reasonably be expected to have a material adverse effect on our business, prospects, financial condition or results of operations. We may become involved in material legal proceedings in the future.

ITEM 1A. RISK FACTORS

Any investment in our common stock involves a high degree of risk. Investors should carefully consider the risks described below and all of the information contained in this report before deciding whether to make an equity investment in our Company. Our business, financial condition or results of operations, including those of our wholly owned subsidiaries DFI, PRMI and Intellisys, could be materially adversely affected by these risks if any of them actually occur. Some of these factors have affected our financial condition and operating results in the past or are currently affecting us.

 RISKS RELATED TO OUR BUSINESS

We owed a total of $1,301,438 as of June 30, 2011, to repay our liabilities and we will need to raise additional funds in the future to repay these obligations and continue our operations and these funds may not be available on acceptable terms or at all. Failure to raise additional funds could require us to substantially reduce or terminate our operations.

As of June 30, 2011, we owed approximately $980,359  in outstanding notes payable, which included $422,342 payable to third parties $261,914 owed to our Chief Executive and other related parties, the interest of which has been forgiven as of December 31, 2009 and which has not accrued any interest as of June 30, 2011.  We also owed $296,103 to Star Financial (as described above) in connection with the June 2008 Note, We anticipate raising additional funds through public or private financing, strategic relationships or other arrangements in the near future to support our business operations; however we currently do not have commitments from third parties for additional capital.

We currently anticipate that we will only be able to continue our business operations for the next three (3) months with our current cash on hand and the revenues we generate and will need approximately $100,000 to continue our operations for the next 12 months, including any funds we will need to make the Monthly Payments on our Note with Mr. Goes, the June 2008 Note, the IntelliSys Note, the Third Party Lender Note and the Convertible Notes (if such notes are not converted into shares of our common stock), each as described above.   We cannot be certain that any such financing will be available on acceptable terms, or at all, and our failure to raise capital when needed could limit our ability to continue and expand our business. We intend to overcome the circumstances that impact our ability to remain a going concern through a combination of the commencement of additional revenues, of which there can be no assurance, with interim cash flow deficiencies being addressed through additional equity and debt financing. Our ability to obtain additional funding for the remainder of the 2011 year and thereafter will determine our ability to continue as a going concern. There can be no assurances that these plans for additional financing will be successful. Failure to secure additional financing in a timely manner to repay our obligations and supply us sufficient funds to continue our business operations and on favorable terms if and when needed in the future could have a material adverse effect on our financial performance, results of operations and stock price and require us to implement cost reduction initiatives and curtail operations. Furthermore, additional equity financing may be dilutive to the holders of our common stock, and debt financing, if available, may involve restrictive covenants, and strategic relationships, if necessary to raise additional funds, and may require that we relinquish valuable rights.  In the event that we are unable to repay our current and long-term obligations as they come due, we could be forced to curtail or abandon our business operations, and/or file for bankruptcy protection; the result of which would likely be that our securities would decline in value and/or become worthless.

The Notes payable in connection with the acquisition of IntelliSys and due to Third Party Lender are secured by a security interest in substantially all of the assets IntelliSys and the Company.

The Company agreed to secure the payment of the $50,000 IntelliSys Note (described above) with a Uniform Commercial Code Security Interest filing, which the Company agreed to file, at Mr. Prahl’s request, at the Company’s expense, to grant Mr. Prahl a security interest over all of IntelliSys’ tangible and intangible assets, and the outstanding stock of IntelliSys until the IntelliSys Note is repaid, which security interest is junior to the Newtek Note (described below).   On September 30, 2010, the Company obtained a $185,000 U.S. Small Business Association Loan from Third Party Lender (the “Third Party Lender Note” and “Third Party Lender”).  The Third Party Lender Note bears interest at the rate of the Prime Rate in effect from time to time plus 2.75% (which has an initial interest rate of 6% per annum).  The Company agreed to repay the Third Party Lender Note at the rate of $2,053.88 per month, beginning in November 2010.  The Third Party Lender Note is due and payable on September 30, 2020.  The repayment of the Third Party Lender Note is secured by a security interest over substantially all of the Company’s property, including, but not limited to the stock of IntelliSys which was purchased in connection with the IntelliSys Purchase Agreement.  Additionally, the Third Party Lender Note is guaranteed by Shaun Passley, our Chief Executive Officer and Director, related parties, PRMI and DFI.  The Third Party Note is also secured by a mortgage on the properties of related parties, and Shaun Passley.  Mr. Prahl in connection with the IntelliSys Note and Shaun Passley in connection with amounts owed to him by the Company, agreed to accept no further payments on such debts until Third Party Lender is paid in full.  Finally, Shaun Passley agreed to further secure the Third Party Lender Note with the proceeds of a personal insurance policy, equal at least to the amount of the Third Party Lender Note.  An aggregate of $125,000 received in connection with the Third Party Lender Note was used to pay Mr. Prahl the Cash Consideration due under the IntelliSys Purchase Agreement, $50,000 was used for working capital, and $10,000 was paid in closing costs associated with the note.

If we default on the repayment of the IntelliSys Note and/or Third Party Lender Note, Mr. Prahl and/or Third Party Lender may enforce their security interest over the assets of IntelliSys and our assets which secure the repayment of such notes, and we could be forced to curtail or abandon our current business plans and operations. If that were to happen, any investment in the Company could become worthless.

If we are deemed to be a “shell company,” shareholders who hold unregistered shares of our common stock will be subject to resale restrictions pursuant to Rule 144.

Pursuant to Rule 144 of the Securities Act of 1933, as amended (“Rule 144”), a “shell company” is defined as a company that has no or nominal operations; and, either no or nominal assets; assets consisting solely of cash and cash equivalents; or assets consisting of any amount of cash and cash equivalents and nominal other assets.  We do not currently believe that we are a “shell company” or a former “shell company” however, we may be deemed to be a “shell company” or a former “shell company.” If we are deemed to be a “shell company” pursuant to Rule 144, sales of our securities pursuant to Rule 144 will not be able to be made until 1) we have ceased to be a “shell company; 2) we are subject to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, and have filed all of our required periodic reports for the prior one year period; and a period of at least twelve months has elapsed from the date “Form 10 information” has been filed with the Commission reflecting the Company’s status as a non-“shell company.”  Because none of our securities will be able to be sold pursuant to Rule 144, until at least a year after we cease to be a “shell company” (as described in greater detail above), or in the event we were a former “shell company”, unless we continue to timely file reports with the Commission, any securities we issue to consultants, employees, in consideration for services rendered or for any other purpose will have no liquidity in the event we are deemed to be a “shell company” or a former “shell company” and if we cease filing with the Commission, until and unless such securities are registered with the Commission and/or until a year after we cease to be a “shell company” and have complied with the other requirements of Rule 144, as described above.  As a result, it may be harder for us to fund our operations and pay our consultants with our securities instead of cash.  Furthermore, it will be harder for us to raise funding through the sale of debt or equity securities unless we agree to register such securities with the Commission, which could cause us to expend additional resources in the future.  If we are deemed to be a “shell company” or former “shell company” it could prevent us from raising additional funds, engaging consultants using our securities to pay for any acquisitions, which could cause the value of our securities, if any, to decline in value or become worthless.

We have a history of losses and we anticipate that our expenses will dramatically increase as we execute our business plan. Thus, we will likely experience continued losses in the near future and may not ever achieve or maintain profitability.

The Company has yet to generate significant sales or demonstrate that it can generate sufficient sales to become profitable. The Company incurred significant net losses since its inception in March 2000, including a net loss of $54,680 for the year ended December 31, 2009.  The Company had  net income of $79,558 for the year ending December 31, 2010 and net income of $84,647 for the six months ended June 30, 2011.  As of June 30, 2011, the Company had an accumulated deficit of $1,786,389 and negative working capital of $130,449.  Furthermore, we expect operating expenses to increase as we seek to update our products, build relationships with future customers, build additional distribution channels for our products, continue design and development projects, and increase administrative activities to support our planned growth. We expect to need approximately $100,000 to sustain our operations for the next 12 months. We anticipate only being able to continue our operations for the next three months if no additional funding is raised.  The extent of our future operating losses and the timing of our profitability are highly uncertain, we may never generate sufficient revenues to achieve or sustain profitability.

We have conditions that raise substantial doubt that we can continue as a going concern, which may negatively affect our ability to raise additional funds and otherwise operate our business. If we fail to raise sufficient capital, we will not be able to implement our business plan, we may have to liquidate our business, and you may lose your investment.

There is substantial doubt about our ability to continue as a going concern given our recurring losses from operations, deficiencies in working capital and equity and our failure to make payments related to our notes payable as described herein. This substantial doubt could materially limit our ability to raise additional funds by issuing new debt or equity securities or otherwise. If we fail to raise sufficient capital, we will not be able to implement our business plan, we may have to liquidate our business and you may lose your investment. You should consider our independent registered public accountants’ comments when determining if an investment in us is suitable.

Shares eligible for future sale may adversely affect the market price of our common stock, as the future sale of a substantial amount of outstanding stock in the public marketplace could reduce the price of our common stock. Additionally, shares issued in our planned offering will cause immediate and substantial dilution to our existing shareholders.

Shares eligible for future sale may have an adverse effect on the market price of our common stock by creating an excessive supply. We currently plan to raise additional funding through the sale of debt or equity securities (similar to the Convertible Notes), which would cause a significant increase in the number of outstanding shares which we currently have, and would cause immediate and substantial dilution to our existing shareholders.  Additionally in the future, shareholders, including our President and Chief Executive Officer, and any shareholders who purchase shares in the future may be eligible to sell all or some of their shares of common stock by means of ordinary brokerage transactions in the open market pursuant to Rule 144, promulgated under the Securities Act, subject to certain limitations, which may decrease the trading value of our common stock.

Our success and the success of our products depend in part upon our ability to develop new products and enhance our existing products. Failure to successfully introduce new or enhanced products to the market may adversely affect our business.

We may not be successful in achieving market acceptance of our products. Any failure or delay in diversifying our existing product offerings could harm our business, results of operations and financial condition.

Our future success depends in part on our ability to develop enhancements to our existing products and to introduce new products that keep pace with rapid technological developments. We must continue to modify and enhance our products to keep pace with changes in technologies. We may not be successful in developing these modifications and enhancements or in bringing them to market in a timely manner. In addition, uncertainties about the timing and nature of new technologies and platforms or modifications to existing platforms or technologies, could increase our research and development expenses. Any failure of our products to operate effectively with future network platforms and technologies could reduce the demand for our products, result in customer dissatisfaction and harm our business.  Additionally, accelerated product introductions and short product life cycles require high levels of expenditures for research and development that could adversely affect our operating results.

Our operating results are difficult to predict and fluctuate substantially from quarter to quarter and year to year, which may increase the difficulty of financial planning and forecasting and may result in declines in our stock price.

Our future operating results may vary from our past operating results, are difficult to predict and may vary from year to year due to a number of factors. Many of these factors are beyond our control. These factors include:

? the potential delay in recognizing revenue from transactions due to revenue recognition rules which we must follow;

? customer decisions to delay implementation of our products;

? any seasonality of technology purchases;

? demand for our products, which may fluctuate significantly;

? the timing of new product introductions and product enhancements by both us and our competitors;

? changes in our pricing policy; and

? the publication of opinions concerning us, our products or technology by industry analysts.

As a result of these and other factors, our operating results for any fiscal quarter or fiscal year will be subject to significant variation, and we believe that period-to-period comparisons of our results of operations are not necessarily meaningful in terms of their relation to future performance. You should not rely upon these comparisons as indications of future performance. It is likely that our future quarterly and annual operating results from time to time will not meet the expectations of public market analysts or investors, which could cause a drop in the price of our common stock.

Defects or errors in our software could adversely affect our reputation, result in significant costs to us and impair our ability to sell our software.

If our software is determined to contain defects or errors, our reputation could be materially adversely affected, which could result in significant costs to us and impair our ability to sell our software in the future. The costs we would incur to correct product defects or errors may be substantial and would materially adversely affect our operating results. After the release of our software, defects or errors may be identified from time to time by our internal team and by our clients. Such defects or errors may occur in the future.

Any defects in our applications, or defects that cause other applications to malfunction or fail, could result in:

? lost or delayed market acceptance and sales of our software;

? loss of clients;

? product liability suits against us;

? diversion of development resources;

? injury to our reputation; and

? increased maintenance and warranty costs.

Our market is subject to rapid technological change and if we fail to continually enhance our products and services in a timely manner, our revenue and business would be harmed.

We must continue to enhance and improve the performance, functionality and reliability of our products in a timely manner. The software industry is characterized by rapid technological change, changes in user requirements and preferences, frequent new product and services introductions embodying new technologies, and the emergence of new industry standards and practices that could render our products and services obsolete. Our failure to continually enhance our products and services in a timely manner would adversely impact our business and prospects. Our success will depend, in part, on our ability to internally develop and license leading technologies to enhance our existing products and services, to develop new products and services that address the increasingly sophisticated and varied needs of our future customers, and to respond to technological advances and emerging industry standards and practices on a cost-effective and timely basis. Our product development efforts are expected to continue to require substantial investments, and we may not have sufficient resources to make the necessary investments. If we are unable to adapt our products and services to changing market conditions, customer requirements or emerging industry standards, we may not be able to maintain or increase our revenue and expand our business.

Our management has no senior management experience in the software industry which may hinder our ability to manage our operations.

Our Company is a new software company and our management has limited experience managing in our industry and our management and employees have limited experience developing and selling software. The lack of experience in software design and sales may make it difficult to compete against companies that have more senior management and design experience. We expect to add additional key personnel in the future. Our failure to attract and fully integrate our new employees into our operations or successfully manage such employees could have a material adverse effect on our business, financial condition and results of operations.

Significant unauthorized use of our products would result in material loss of potential revenues and our pursuit of protection for our intellectual property rights could result in substantial costs to us.

Our software is planned to be licensed to customers under license agreements, which license may include provisions prohibiting the unauthorized use, copying and transfer of the licensed program. Policing unauthorized use of our products will likely be difficult and, while we are unable to determine the extent to which piracy of our software products exists, any significant piracy of our products could materially and adversely affect our business, results of operations and financial condition. In addition, the laws of some foreign countries do not protect the proprietary rights to as great an extent as do the laws of the United States and our means of protecting our proprietary rights may not be adequate.

We may face product liability claims from our future customers which could lead to additional costs and losses to the Company.

Our license agreements with our future customers will contain provisions designed to limit our exposure to potential product liability claims. It is possible, however, that the limitation of liability provisions contained in the license agreements may not be effective under the laws of some jurisdictions. A successful product liability claim brought against us could result in payment by us of substantial damages, which would harm its business, operating results and financial condition and cause the price of its common stock to fall.

We may not be able to respond to technological changes with new software applications, which could materially adversely affect our sales and profitability.

The markets for our software applications are characterized by rapid technological changes, changing customer needs, frequent introduction of new software applications and evolving industry standards. The introduction of software applications that embody new technologies or the emergence of new industry standards could make our software applications obsolete or otherwise unmarketable. As a result, we may not be able to accurately predict the lifecycle of our software applications, which may become obsolete before we receive any revenue or the amount of revenue that we anticipate receiving from them. If any of the foregoing events were to occur, our ability to retain or increase market share could be materially adversely affected.

To be successful, we need to anticipate, develop and introduce new software applications on a timely and cost-effective basis that keep pace with technological developments and emerging industry standards and that address the increasingly sophisticated needs of our future customers and their budgets. We may fail to develop or sell software applications that respond to technological changes or evolving industry standards, experience difficulties that could delay or prevent the successful development, introduction or sale of these applications or fail to develop applications that adequately meet the requirements of the marketplace or achieve market acceptance. Our failure to develop and market such applications and services on a timely basis, or at all, could materially adversely affect our sales and profitability.

Our failure to offer high quality customer support services could harm our reputation and could materially adversely affect our sales of software applications and results of operations.

Our future customers, if any, will depend on us to resolve implementation, technical or other issues relating to our software. A high level of service is critical for the successful marketing and sale of our software. If we do not succeed in helping our customers quickly resolve post-deployment issues, our reputation could be harmed and our ability to make new sales or increase sales to customers could be damaged.

We expect to rely on off-shore independent contract service providers and, as a result, will be exposed to potential service problems from those providers.

Certain Company functions, such as software development, will be provided through off-shore contract providers. Any material disruption or slowdown in service resulting from telephone or Internet failures, power or service outages, natural disasters, labor disputes, or other events could make it difficult or impossible to provide adequate off-shore services. Furthermore, we may be unable to attract and retain an adequate number of competent software developers, which is essential in creating a favorable customer experience. In addition, because our outsourced software development is located in India, we may experience difficulties in training or monitoring the level of support provided. If we are unable to continually provide adequate and trained staffing for our software development operations, our reputation could be seriously harmed and our sales could decline. Further, we cannot assure you that our needs will not exceed our capacities. If this occurs, we could experience delays in developing software and addressing customer concerns. Because our success depends in large part on keeping our future customers satisfied, any failure to provide satisfactory levels of software development would likely impair our reputation and we could lose customers.

Our business could be harmed if our independent third party contractors violate labor or other laws.

Once we are able to retain them, our independent contract third party contractors may not operate in compliance with applicable United States and foreign laws and regulations, including labor practices. If one of any of our possible future independent contractors violates labor or other laws or diverges from those labor practices generally accepted as ethical in the United States, it could result in adverse publicity for us, damage our reputation in the United States or render our conduct of business in a particular foreign country undesirable or impractical, any of which could harm our business.

Our future success depends on our ability to respond to changing customer demands, identify and interpret trends and successfully market new products.

The software industry is subject to rapidly changing customer demands, particularly in the “enterprise” market that we intend to market our product. Accordingly, we must identify and interpret trends and respond in a timely manner. Demand for and market acceptance of new products are uncertain and achieving market acceptance for new products generally requires substantial product development and marketing efforts and expenditures. If we do not meet changing customer demands or are unable to develop products that appeal to current customer demands, our results of operations will be negatively impacted. In addition, we will have to make decisions about product development and marketing expenditures in advance of the time when customer acceptance can be determined. If we fail to anticipate, identify or react appropriately to changes and trends or are not successful in marketing our products, we could experience excess inventories, higher than normal markdowns or an inability to sell our products once and if the products are available.

Our business and the success of our products could be harmed if we are unable to establish and maintain a brand image.

We believe that establishing a brand is critical to achieving acceptance of our software products and to establishing key strategic relationships. As a new company with a new brand, we believe that we have little to no brand recognition with the public. We may experience difficulty in establishing a brand name that is well-known and regarded, and any brand image that we may be able to create may be quickly impaired. The importance of brand recognition will increase when and if our competitors create products that are similar to our products. Even if we are able to establish a brand image and react appropriately to changes in customer preferences, customers may consider our brand image to be less prestigious or trustworthy than those of our larger competitors. Our results of operations may be affected in the future should our products even be successfully launched.

We may fail in introducing and promoting our products to the software market, which will have an adverse effect on our ability to generate revenues.

Demand for and market acceptance of new products is inherently uncertain. Our revenue will come from the sale of our products, and our ability to sell our products will depend on various factors, including the eventual strength, if any, of our brand name, competitive conditions and our access to necessary capital. If we fail to introduce and promote our products, we may not be able to generate any significant revenues. In addition, as part of our growth strategy, we intend to expand our product offerings to introduce more products in other categories. This strategy may however prove unsuccessful and our association with failed products could impair our brand image. Introducing and achieving market acceptance for these products will require, among other things:

? the establishment of our brand;

? the development and performance to our planned product introductions;

? the establishment of key relationships with customers for our software products; and

? substantial marketing and product development efforts and expenditures to create and sustain customer demand.

We will face intense competition, including competition from companies with significantly greater resources than ours, and if we are unable to compete effectively with these companies, our business could be harmed.

We will face intense competition in the software industry from other established companies. We have a very limited market for our product, product sales, brand recognition, manufacturing or brand equity. Almost all of our competitors have significantly greater financial, technological, engineering, manufacturing, marketing and distribution resources than we do. Their greater capabilities in these areas will enable them to better withstand periodic downturns in the software industry, compete more effectively on the basis of price and production and more quickly develop new products. In addition, new companies may enter the markets in which we expect to compete, further increasing competition in the software industry.

We believe that our ability to compete successfully will depend on a number of factors, including the functionality of our products once marketed and the strength of our brand, once established, as well as many factors beyond our control. We may not be able to compete successfully in the future, and increased competition may result in price reductions, reduced profit margins, loss of market share and an inability to generate cash flows that are sufficient to maintain or expand our development and marketing of new products.

We depend on key personnel to manage our business effectively in a rapidly changing market, and if we are unable to retain existing personnel, our business could be harmed.

Our future success depends upon the continued services of key employees especially Shaun Passley, our President and Chief Executive Officer. The loss of the services of Mr. Passley or any other key employee could harm us. Our future success also depends on our ability to identify, attract and retain additional qualified personnel. Competition for employees in our industry is intense and we may not be successful in attracting and retaining such personnel.

The disruption, expense and potential liability associated with unanticipated future litigation against us could have a material adverse effect on our business, results of operations and financial condition.

We may be subject to various legal proceedings and threatened legal proceedings from time to time as part of our ordinary business. We are not currently a party to any legal proceedings. However, any unanticipated litigation in the future, regardless of merits, could significantly divert management’s attention from our operations and result in substantial legal fees to us. Further, there can be no assurance that any actions that have been or will be brought against us will be resolved in our favor or, if significant monetary judgments are rendered against us, that we will have the ability to pay such judgments. Such disruptions, legal fees and any losses resulting from these claims could have a material adverse effect on our business, results of operations and financial condition.

Protection of our intellectual property is limited, and any misuse of our intellectual property by others could materially adversely affect our sales and results of operations.

Proprietary technology in our software is important to our success. To protect our proprietary rights, we plan to rely on a combination of patents, copyrights, trademarks, trade secrets, confidentiality procedures and contractual provisions. We do not own any issued patents and we have not emphasized patents as a source of significant competitive advantage. We have sought to protect our proprietary technology under laws affording protection for trade secrets, copyright and trademark protection of our software, products and developments where available and appropriate. In the event we are issued patents, our issued patents may not provide us with any competitive advantages or may be challenged by third parties, and the patents of others may seriously impede our ability to conduct our business. Further, any patents issued to us may not be timely or broad enough to protect our proprietary rights.

We also have one registered trademark in the U.S. for our “EPAZZ” mark. Although we attempt to monitor use of and take steps to prevent third parties from using our trademark without permission, policing the unauthorized use of our trademark is difficult. If we fail to take steps to enforce our trademark rights, our competitive position and brand recognition may be diminished.

Protection of trade secrets and other intellectual property rights in the markets in which we operate and compete is highly uncertain and may involve complex legal and scientific questions. The laws of countries in which we operate may afford little or no protection to our trade secrets and other intellectual property rights. Policing unauthorized use of our trade secret technologies and proving misappropriation of our technologies is particularly difficult, and we expect software piracy to continue to be a persistent problem. Piracy of our products represents a loss of revenue to us. Furthermore, any changes in, or unexpected interpretations of, the trade secret and other intellectual property laws in any country in which we operate may adversely affect our ability to enforce our trade secret and intellectual property rights. Costly and time-consuming litigation could be necessary to enforce and determine the scope of our confidential information and trade secret protection. If we are unable to protect our proprietary rights or if third-parties independently develop or gain access to our or similar technologies, our competitive position and revenue could suffer.

We may incur significant litigation expenses protecting our intellectual property or defending our use of intellectual property, which may have a material adverse effect on our cash flow and results of operations.

If our efforts to protect our intellectual property rights are inadequate to prevent imitation of our products by others or to prevent others from seeking to block sales of our products as a violation of the intellectual property rights of others, we could incur substantial significant legal expenses in resolving such disputes.

Our competitors may develop similar, non-infringing products that adversely affect our ability to generate revenues.

Our competitors may be able to produce a software product that is similar to our product without infringing on our intellectual property rights. Since we have yet to establish any significant brand recognition for our product, we could lose a substantial amount of business due to competitors developing products similar to our software products. As a result, our future growth and ability to generate revenues from the sale of our product could suffer a material adverse effect.

Claims that we misuse the intellectual property of others could subject us to significant liability and disrupt our business, which could materially adversely affect our results of operations and financial condition.

Because of the nature of our business, we may become subject to material claims of infringement by competitors and other third-parties with respect to current or future software applications, trademarks or other proprietary rights. Our competitors, some of which may have substantially greater resources than us and have made significant investments in competing technologies or products, may have, or seek to apply for and obtain, patents that will prevent, limit or interfere with our ability to make, use and sell our current and future products, and we may not be successful in defending allegations of infringement of these patents. Further, we may not be aware of all of the patents and other intellectual property rights owned by third-parties that may be potentially adverse to our interests. We may need to resort to litigation to enforce our proprietary rights or to determine the scope and validity of a third party’s patents or other proprietary rights, including whether any of our products or processes infringe the patents or other proprietary rights of third-parties. The outcome of any such proceedings is uncertain and, if unfavorable, could significantly harm our business. If we do not prevail in this type of litigation, we may be required to:

? pay damages, including actual monetary damages, royalties, lost profits or other damages and third-party’s attorneys’ fees, which may be substantial;

? expend significant time and resources to modify or redesign the affected products or procedures so that they do not infringe a third-party’s patents or other intellectual property rights; further, there can be no assurance that we will be successful in modifying or redesigning the affected products or procedures;

? obtain a license in order to continue manufacturing or marketing the affected products or processes, and pay license fees and royalties; if we are able to obtain such a license, it may be non-exclusive, giving our competitors access to the same intellectual property, or the patent owner may require that we grant a cross-license to part of our proprietary technologies; or

? stop the development, manufacture, use, marketing or sale of the affected products through a court-ordered sanction called an injunction, if a license is not available on acceptable terms, or not available at all, or our attempts to redesign the affected products are unsuccessful.

Any of these events could adversely affect our business strategy and the value of our business. In addition, the defense and prosecution of intellectual property suits, interferences, oppositions and related legal and administrative proceedings in the United States and elsewhere, even if resolved in our favor, could be expensive, time consuming, generate negative publicity and could divert financial and managerial resources.

We expect that software developers will increasingly be subject to infringement claims as the number of software applications and competitors in our industry segment grows and the functionality of software applications in different industry segments overlaps. Thus, we could be subject to additional patent infringement claims in the future. There can be no assurance that the claims that may arise in the future can be amicably disposed of, and it is possible that litigation could ensue.

Intellectual property litigation can be complex, costly and protracted. As a result, any intellectual property litigation to which we are subject could disrupt our business operations, require us to incur substantial costs and subject us to significant liabilities, each of which could severely harm our business.

Plaintiffs in intellectual property cases often seek injunctive relief. Any intellectual property litigation commenced against us could force us to take actions that could be harmful to our business, including the following:

? stop selling our products or using the technology that contains the allegedly infringing intellectual property;

? stop selling our products or using the technology that contains the allegedly infringing intellectual property;

? attempt to obtain a license to use the relevant intellectual property, which may not be available on reasonable terms or at all; and

? attempt to redesign the products that allegedly infringed upon the intellectual property.

If we are forced to take any of the foregoing actions, our business, financial position and operating results could be harmed. We may not be able to develop, license or acquire non-infringing technology under reasonable terms, if at all. These developments would result in an inability to compete for customers and would adversely affect our ability to increase our revenue. The measure of damages in intellectual property litigation can be complex, and is often subjective or uncertain. If we were to be found liable for the infringement of a third party’s proprietary rights, the amount of damages we might have to pay could be substantial and would be difficult to predict.

Our business may be negatively impacted as a result of changes in the economy and corporate and institutional spending.

Our business will depend on the general economic environment and levels of corporate and institutional spending. Purchases of software may decline in periods of recession or uncertainty regarding future economic prospects. During periods of recession or economic uncertainty, we may not be able to maintain or increase our sales to customers, maintain sales levels, establish operations on a profitable basis or create earnings from operations as a percentage of net sales. As a result, our operating results may be adversely and materially affected by downward trends in the economy or the occurrence of events that adversely affect the economy in general. Our operating results and margins will be adversely impacted if we do not grow as anticipated.

We may engage in future acquisitions or investments that present many risks, and we may not realize the anticipated financial and strategic goals for any of these transactions.

We do not have significant experience acquiring companies. However, in the future we may acquire or make investments in companies, in addition to our acquisition of DFI, PRMI and IntelliSys, and our purchase of the AutoHire Software described above. If we acquire or make investments in complementary companies, products, services and technologies, the acquisitions and investments will involve a number of risks, including:

? we have limited experience acquiring or making investments in complementary companies, products, services and technologies;

? we may find that the acquired company or assets do not further our business strategy, or that we overpaid for the company or assets, or that industry or economic conditions change, all of which may generate a future impairment charge;

? we may have difficulty integrating the operations and personnel of the acquired business and may have difficulty retaining the key personnel of the acquired business;

? we may have difficulty incorporating the acquired technologies or products with our existing product lines;

? there may be customer confusion where our products overlap with those that we acquire;

? our ongoing business and management’s attention may be disrupted or diverted by transition or integration issues and the complexity of managing geographically and culturally diverse locations;

? we may have difficulty maintaining uniform standards, controls, procedures and policies across locations;

? the acquisition may result in litigation from terminated employees or third parties; and

? we may experience significant problems or liabilities associated with product quality, technology and legal contingencies.

These factors could have a material adverse effect on our business, results of operations and financial condition or cash flows, particularly in the case of a larger acquisition or multiple acquisitions in a short period of time. From time to time, we may enter into negotiations for acquisitions or investments that are not ultimately consummated. These negotiations could result in significant diversion of management time, as well as out-of-pocket costs.

The consideration paid for an investment or acquisition may also affect our financial results. If we were to proceed with one or more significant acquisitions in which the consideration included cash, we could be required to use a substantial portion of our available cash, including a portion of the net proceeds of this offering. To the extent we issue shares of our capital stock or other rights to purchase shares of our capital stock, including options or other rights, our existing stockholders may be diluted, and our earnings per share may decrease. In addition, acquisitions may result in the incurrence of debt, large one-time write-offs, including write-offs of acquired in-process research and development costs, and restructuring charges. They may also result in goodwill and other intangible assets that are subject to impairment tests, which could result in future impairment charges.

We may be unable to scale our operations successfully and fail to attain our planned growth.

Our plan is to grow our business rapidly. Our growth, if it occurs as planned, will place significant demands on our management, as well as our financial, administrative and other resources. We will need to hire highly skilled personnel to effectuate our planned growth. There is no guarantee that we will be able to locate and retain qualified personnel for such positions, which would likely hinder our ability to manage operations. Furthermore, we cannot guarantee that any of the systems, procedures and controls we put in place will be adequate to support the commercialization of our products or other operations. Our operating results will depend substantially on the ability of our officers and key employees to manage changing business conditions and to implement and improve our financial, administrative and other resources. If we are unable to respond to and manage changing business conditions, or the scale of our products, services and operations, then the quality of our services, our ability to retain key personnel and our business could be harmed.

RISKS RELATED TO OUR CAPITAL STRUCTURE

There is currently a limited public market for our securities. Moving forward, our stock price may be volatile and illiquid.

Our securities have been approved for quotation on the Over-The-Counter Bulletin Board (“OTCBB”) under the symbol “EPAZ,” however; there is currently only a limited market for our securities.  If there is a market for our common stock in the future, we anticipate that such market would continue to be illiquid and would be subject to wide fluctuations in response to several factors, including, but not limited to:

(1)	actual or anticipated variations in our results of operations;

(2)	our ability or inability to generate new revenues;

(3)	increased competition; and

(4)	conditions and trends in the market for organizational software.

Furthermore, our stock price may be impacted by factors that are unrelated or disproportionate to our operating performance. These market fluctuations, as well as general economic, political and market conditions, such as recessions, interest rates or international currency fluctuations may adversely affect the market price and liquidity of our common stock.

The Convertible Notes are convertible into shares of our common stock at a discount to market.

The conversion price of the $87,500 in outstanding Convertible Notes is equal to 59% of the average of the five lowest trading prices of the Company’s common stock during the ten trading days prior to any conversion date.  As a result, any conversion of the Convertible Notes and sale of shares of common stock issuable in connection with the conversion thereof will likely cause the value of our common stock, if any, to decline in value, as described in greater detail under the Risk Factors below.

The issuance and sale of common stock upon conversion of the Convertible Notes may depress the market price of our common stock.

As sequential conversions of the Convertible Notes and sales of such converted shares take place, the price of our common stock may decline, and as a result, the holder of the Convertible Notes will be entitled to receive an increasing number of shares in connection with its conversions, which shares could then be sold in the market, triggering further price declines and conversions for even larger numbers of shares, to the detriment of our investors. The shares of common stock which the Convertible Notes are convertible into may be sold without restriction pursuant to Rule 144. As a result, the sale of these shares may adversely affect the market price, if any, of our common stock.

In addition, the common stock issuable upon conversion of the Convertible Notes may represent overhang that may also adversely affect the market price of our common stock. Overhang occurs when there is a greater supply of a company's stock in the market than there is demand for that stock. When this happens the price of the company's stock will decrease, and any additional shares which shareholders attempt to sell in the market will only further decrease the share price. The various Convertible Notes will be convertible into shares of our common stock at a discount to market of 59% of the average of the five lowest trading prices of the Company’s common stock during the ten trading days prior to any conversion date, and such discount to market provides the holders with the ability to sell their common stock at or below market and still make a profit. In the event of such overhang, the note holder will have an incentive to sell their common stock as quickly as possible. If the share volume of our common stock (which to date has been very limited) cannot absorb the discounted shares, then the value of our common stock will likely decrease.

The issuance of common stock upon conversion of the Convertible Notes will cause immediate and substantial dilution.

The issuance of common stock upon conversion of the Convertible Notes will result in immediate and substantial dilution to the interests of other stockholders since the holder of the Convertible Notes may ultimately receive and sell the full amount of shares issuable in connection with the conversion of such Convertible Notes. Although the Convertible Notes may not be converted if such conversion would cause the holder thereof to own more than 4.99% of our outstanding common stock (subject to 61 days written notice of such holder’s intent to waive such restriction), this restriction does not prevent the holder of the Convertible Notes from converting some of its holdings, selling those shares, and then converting the rest of its holdings, while still staying below the 4.99% limit. In this way, the holder of the Convertible Notes could sell more than this limit while never actually holding more shares than this limit allows. If the holder of the Convertible Notes chooses to do this, it will cause substantial dilution to the then holders of our common stock.

The continuously adjustable conversion price feature of our Convertible Notes could require us to issue a substantially greater number of shares, which may adversely affect the market price of our common stock and cause dilution to our existing stockholders.

Our existing stockholders will experience substantial dilution of their investment upon conversion of the Convertible Notes. The Convertible Notes are convertible into shares of common stock at a conversion price equal to 59% of the average of the five lowest trading prices of the Company’s common stock during the ten trading days prior to any conversion date. As a result, the number of shares issuable could prove to be significantly greater in the event of a decrease in the trading price of our common stock, which decrease would cause substantial dilution to our existing stockholders. As sequential conversions and sales take place, the price of our common stock may decline, and if so, the holder of the Convertible Notes would be entitled to receive an increasing number of shares, which could then be sold, triggering further price declines and conversions for even larger numbers of shares, which would cause additional dilution to our existing stockholders and would likely cause the value of our common stock to decline.

The continuously adjustable conversion price feature of our Convertible Notes may encourage the holder of the Convertible Notes to sell short our common stock, which could have a depressive effect on the price of our common stock.

The Convertible Notes are convertible into shares of our common stock at a conversion price equal to 59% of the average of the five lowest trading prices of the Company’s common stock during the ten trading days prior to any conversion date. The significant downward pressure on the price of our common stock as the holder of the Convertible Notes converts and sells material amounts of our common stock could encourage investors to short sell our common stock. This could place further downward pressure on the price of our common stock. In addition, not only the sale of shares issued upon conversion of the Convertible Notes, but also the mere perception that these sales could occur, may adversely affect the market price of our common stock.

The price of our common stock may be volatile.

In the past several years, technology stocks have experienced high levels of volatility and significant declines in value from their historic highs. The trading price of our common stock may fluctuate substantially. These fluctuations could cause you to lose all or part of your investment in our common stock. Factors that could cause fluctuations in the trading price of our common stock include the following:

? price and volume fluctuations in the overall stock market from time to time;

? significant volatility in the market price and trading volume of software companies;

? actual or anticipated changes in our earnings or fluctuations in our operating results;

? actual or anticipated changes in the expectations of securities analysts;

? announcements of technological innovations, new solutions, strategic alliances or significant agreements by us or by our competitors;

? general economic conditions and trends;

? major catastrophic events;

? sales of large blocks of our stock; or

? recruitment or departures of key personnel.

In the past, following periods of volatility in the market price of a company’s securities, securities class action litigation has often been brought against that company. If our stock price is volatile, we may become the target of securities litigation. Securities litigation could result in substantial costs and divert our management’s attention and resources from our business.

We may experience a decline in revenue or volatility in our operating results, which may adversely affect the market price of our common stock.

We cannot predict our future revenue with certainty because of many factors outside of our control. A significant revenue or profit decline, lowered forecasts or volatility in our operating results could cause the market price of our common stock to decline substantially. Factors that could affect our revenue and operating results include the following:

? the possibility that our future customers may cancel, defer or limit purchases as a result of reduced information technology budgets;

? the possibility that our future customers may defer purchases of our software applications in anticipation of new software applications or updates from us or our competitors;

? the ability of the Company or its distributors to meet their sales objectives;

? market acceptance of our new applications and enhancements;

? our ability to control expenses;

? changes in our pricing and distribution terms or those of our competitors;

? the demands on our management, sales force and services infrastructure as a result of the introduction of new software applications or updates; and

? the possibility that our business will be adversely affected as a result of the threat of terrorism or military actions taken by the United States or its allies.

Our expense levels are relatively fixed and are based, in part, on our expectations of our future revenue. If revenue levels fall below our expectations, our net income would decrease because only a small portion of our expenses varies with our revenue. Therefore, any significant decline in revenue for any period could have an immediate adverse impact on our results of operations for the period. We believe that period-to-period comparisons of our results of operations should not be relied upon as an indication of future performance. In addition, our results of operations could be below expectations of public market analysts and investors in future periods, which would likely cause the market price of our common stock to decline.

The President and Chief Executive officer of the Company has significant influence over our company.

Shaun Passley beneficially owns approximately 78% of our Class A Common Stock, and 100% of our Class B Common Stock, which is entitled to 100 votes per share, which represents approximately 98% of our aggregate outstanding voting stock.  Mr. Passley, as majority shareholder, sole Director, President and Chief Executive Officer of the Company possesses significant influence over our Company, giving him the ability, among other things, to elect a majority of the Board of Directors and to approve significant corporate transactions. Such stock ownership and control may also have the effect of delaying or preventing a future change in control, impeding a merger, consolidation, takeover or other business combination or discourage a potential acquirer from making a tender offer or otherwise attempting to obtain control of our Company. While Mr. Passley has managed the Company since its inception, he has no other accounting or finance experience and has no experience relating to a public company.

If securities analysts do not publish research or reports about our business or if they publish negative evaluations of our stock, the price of our stock could decline.

The trading market for our common stock will rely in part on the research and reports that industry or financial analysts publish about us or our business. If one or more of the analysts covering us downgrade their evaluations of our stock, the price of our stock could decline. If one or more of these analysts cease coverage of our company, we could lose visibility in the market for our stock, which in turn could cause our stock price to decline.

Shareholders may be diluted significantly through our efforts to obtain financing and satisfy obligations through the issuance of additional shares of our common stock.

We have no committed source of financing. Wherever possible, our Board of Directors will attempt to use non-cash consideration to satisfy obligations. In many instances, we believe that the non-cash consideration will consist of restricted shares of our common stock. Our Board of Directors has authority, without action or vote of the shareholders, to issue all or part of the authorized but unissued shares of common stock. In addition, if a trading market develops for our common stock, we may attempt to raise capital by selling shares of our common stock, possibly at a discount to market. These actions will result in dilution of the ownership interests of existing shareholders, may further dilute common stock book value, and that dilution may be material. Such issuances may also serve to enhance existing management’s ability to maintain control of the Company because the shares may be issued to parties or entities committed to supporting existing management.

If we are late in filing our Quarterly or Annual Reports with the SEC, we may be de-listed from the Over-The-Counter Bulletin Board.

Pursuant to Over-The-Counter Bulletin Board ("OTCBB") rules relating to the timely filing of periodic reports with the SEC, any OTCBB issuer which fails to file a periodic report (Form 10-Q's or 10-K's) by the due date of such report (not withstanding any extension granted to the issuer by the filing of a Form 12b-25), three (3) times during any twenty-four (24) month period is automatically de-listed from the OTCBB. Such removed issuer would not be re-eligible to be listed on the OTCBB for a period of one-year, during which time any subsequent late filing would reset the one-year period of de-listing. As we were late in filing our Form 10-K for the year ended December 31, 2009, if we are late in our filings two additional times prior to December 31, 2011, or three times in any subsequent 24 month period and are de-listed from the OTCBB, our securities may become worthless and we may be forced to curtail or abandon our business plan.

State securities laws may limit secondary trading, which may restrict the States in which and conditions under which you can sell shares.

Secondary trading in our common stock will not be possible in any state until the common stock is qualified for sale under the applicable securities laws of the state or there is confirmation that an exemption, such as listing in certain recognized securities manuals, is available for secondary trading in the state. If we fail to register or qualify, or to obtain or verify an exemption for the secondary trading of, the common stock in any particular state, the common stock could not be offered or sold to, or purchased by, a resident of that state. In the event that a significant number of states refuse to permit secondary trading in our common stock, the liquidity for the common stock could be significantly impacted.

Investors may face significant restrictions on the resale of our common stock due to federal regulations of penny stocks.

Once our common stock is listed on the OTC Bulletin Board, if ever, it will be subject to the requirements of Rule 15(g)9, promulgated under the Securities Exchange Act as long as the price of our common stock is below $5.00 per share. Under such rule, broker-dealers who recommend low-priced securities to persons other than established customers and accredited investors must satisfy special sales practice requirements, including a requirement that they make an individualized written suitability determination for the purchaser and receive the purchaser's consent prior to the transaction. The Securities Enforcement Remedies and Penny Stock Reform Act of 1990, also requires additional disclosure in connection with any trades involving a stock defined as a penny stock. Generally, the Commission defines a penny stock as any equity security not traded on an exchange or quoted on NASDAQ that has a market price of less than $5.00 per share. The required penny stock disclosures include the delivery, prior to any transaction, of a disclosure schedule explaining the penny stock market and the risks associated with it. Such requirements could severely limit the market liquidity of the securities and the ability of purchasers to sell their securities in the secondary market.

ITEM 2. UNREGISTERED SALES OF EQUITY SECURITIES AND USE OF PROCEEDS

On May 27, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. (“Asher”), pursuant to which Asher agreed to purchase an 8% convertible promissory note in the amount of $50,000 (the “Convertible Note”) from the Company, which provides Asher the right to convert the outstanding balance (including accrued and unpaid interest) of such Convertible Note into shares of the Company’s common stock at a conversion price equal to 59% of the average of the five lowest trading prices of the Company’s common stock during the ten trading days prior to such conversion date, at any time after the expiration of 180 days from the date such Convertible Note was issued.  The Convertible Note, which accrues interest at the rate of 8% per annum, is payable, along with interest thereon on February 28, 2012. Asher is prohibited from converting the Convertible Note into shares of the Company’s common stock to the extent that such conversion would result in Asher beneficially owning more than 4.99% of the Company’s common stock, subject to 61 days prior written notice to the Company from Asher of Asher’s intention to waive or modify such provision.

On June 28, 2011, the Company sold Asher an additional 8% Convertible Note in the amount of $37,500 on substantially similar terms as the Convertible Note described in the paragraph above (collectively the “Convertible Notes”), except that the maturity date of such note was March 30, 2012.

We claim an exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “Act”) since the foregoing issuances did not involve a public offering, the recipient took the securities for investment and not resale, we took appropriate measures to restrict transfer, and the recipient was an “accredited investor” (as defined in the Act). No underwriters or agents were involved in the foregoing issuance and we paid no underwriting discounts or commissions.

ITEM 3. DEFAULTS UPON SENIOR SECURITIES.

None.

ITEM 4. (REMOVED AND RESERVED)

ITEM 5. OTHER INFORMATION

None.